Concentration of Risk (Concentration of Credit Risk, Accounts Receivable) (Details) - Credit Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Top three customers [Member]
Concentration Risk [Line Items]
Percentage of concentration risk from accounts receivable	59.00%	43.00%
Single customer [Member]
Concentration Risk [Line Items]
Percentage of concentration risk from accounts receivable	38.00%	23.00%